Fair Value Measurements - Schedule of fair value of held-to-maturity securities (Detail) - US Treasury Securities [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Held-To-Maturity	Mar. 19, 2020	Jan. 19, 2021
Amortized Cost	$ 351,713,981	$ 176,531,482
Gross Holding (Loss) Gains	281,644	2,987
Fair Value	$ 351,995,625	$ 176,534,469